Business Combinations	12 Months Ended
Dec. 31, 2019
Business Combinations
Business Combinations

Section D — Invested Capital

This section highlights our non-current assets including investments that form the basis of our operating activities. Additions to invested capital include separate asset acquisitions or business combinations. Further, we disclose information about purchase obligations and capital contributions.

For more information about the effects resulting from the application of IFRS 16 'Leases', see Note (D.8).

(D.1) Business Combinations

y Measuring Non-Controlling Interests and Allocation of Consideration Transferred

We decide for each business combination whether to measure the non-controlling interest in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. We classify costs related to executing business combinations as general and administration expense.

In our accounting for business combinations, judgment is required in determining whether an intangible asset is identifiable, and should be recorded separately from goodwill. Additionally, estimating the acquisition-date fair values of the identifiable assets acquired and liabilities assumed involves considerable judgment. The necessary measurements are based on information available on the acquisition date and are based on expectations and assumptions that have been deemed reasonable by management. These judgments, estimates, and assumptions can materially affect our financial position and profit for several reasons, including the following:

–      Fair values assigned to assets subject to depreciation and amortization affect the amounts of depreciation and amortization to be recorded in operating profit in the periods following the acquisition.

–      Subsequent negative changes in the estimated fair values of assets may result in additional expense from impairment charges.

–      Subsequent changes in the estimated fair values of liabilities and provisions may result in additional expense (if increasing the estimated fair value) or additional income (if decreasing the estimated fair value).

We acquire businesses in specific areas of strategic interest to us, particularly to broaden our product and service portfolio.

2019 Acquisitions

On January 23, 2019, we concluded the acquisition of Qualtrics, following satisfaction of applicable regulatory and other approvals (also see Note (G.9) of our 2018 Consolidated Financial Statements).

Qualtrics is a leading provider of experience management solutions. By combining Qualtrics products and SAP products, we aim to deliver an end-to-end experience and operational management system to our customers.

We acquired 100% of the Qualtrics shares for approx. US$35 per share, representing consideration transferred in cash of approximately US$7.1 billion. In addition to the cash payments, SAP also incurs liabilities and post-closing expenses relating to assumed share-based payment awards amounting to approximately US$0.9 billion.

The operating results and assets and liabilities of Qualtrics are reflected in our consolidated financial statements from January 23, 2019, onward.

Qualtrics Acquisition: Consideration Transferred

€ millions
Cash paid	6,212
Liabilities incurred	237
Total consideration transferred	6,449

The liabilities incurred relate to the earned portion of unvested share-based payment awards. These liabilities were incurred by replacing, upon acquisition, equity-settled share-based payment awards held by employees of Qualtrics with cash-settled share-based payment awards, which are subject to forfeiture. The respective liabilities represent the portion of the replacement awards that relates to pre-acquisition services provided by the acquiree’s employees and were measured at the fair value determined under IFRS 2 (also see Note (B.3)).

Measurement period adjustments recorded in 2019 (which were not material) mostly relate to intangible assets (finalization of the fair value calculation) and tax-related assets and liabilities.

The following table summarizes the values of identifiable assets acquired and liabilities assumed in connection with the acquisition of Qualtrics, as at the acquisition date.

Qualtrics Acquisition: Recognized Assets and Liabilities

€ millions
Cash and cash equivalents	138
Other financial assets	1
Trade and other receivables	37
Other non-financial assets	20
Property, plant, and equipment	75
Intangible assets	1,803
Thereof acquired technology	575
Thereof customer relationship and other intangibles	1,226
Thereof software and database licenses	2
Total identifiable assets	2,074
Trade and other payables	97
Financial liabilities	53
Current and deferred tax liabilities	320
Provisions and other non-financial liabilities	41
Contract liabilities	129
Total identifiable liabilities	640
Total identifiable net assets	1,434
Goodwill	5,015
Total consideration transferred	6,449

In general, the goodwill arising from our acquisitions consists largely of the synergies and the know-how and technical skills of the acquired businesses’ workforces.

Qualtrics goodwill is attributed to expected synergies from the acquisition, particularly in the following areas:

-      Cross-selling opportunities to existing SAP customers across all regions, using SAP’s sales organization

-      Creation of new offerings by combining Qualtrics products and SAP products to deliver an end-to-end experience and operational management system to the customers

-      Improved profitability in Qualtrics sales and operations

The allocation of the goodwill resulting from the Qualtrics acquisition to our operating segments depends on how our operating segments actually benefit from the synergies of the Qualtrics business combination. For more information, see Note (D.2).

For more information about our segments and about the changes in our segment structure, see Note (C.1).

Impact of the Business Combination on Our Financial Statements

The amounts of revenue and profit or loss of the Qualtrics business acquired in 2019 since the acquisition date are included in our consolidated income statements for the reporting period as follows:

Qualtrics Acquisition: Impact on SAP’s Financials

€ millions	2019	Contribution of
	as Reported	Qualtrics
 Revenue	27,553	429
 Profit after tax	3,370	-526

Had Qualtrics been consolidated as at January 1, 2019, our revenue and profit after tax for the reporting period would not have been materially different.

2018 Acquisitions

On April 5, 2018, following satisfaction of applicable regulatory and other approvals, we acquired 100% of the shares of Callidus (NDSQ: CALD), a leading provider of customer relationship management (CRM) solutions. SAP paid US$36 per share, representing consideration transferred in cash of approximately US$2.4 billion. The acquisition aimed to accelerate and strengthen SAP’s position and solution offerings in the sales performance management (SPM) and configure-price-quote (CPQ) spaces.

Callidus Acquisition: Consideration Transferred

€ millions
Cash paid	1,957
Liabilities incurred	47
Total consideration transferred	2,004

The liabilities incurred related to the earned portion of unvested share-based payment awards. These liabilities were incurred by replacing, upon acquisition, equity-settled share-based payment awards held by employees of Callidus with cash-settled share-based payment awards, which are subject to forfeiture. The respective liabilities represented the portion of the replacement awards that relates to pre-acquisition services provided by the acquiree’s employees and were measured at the fair value determined under IFRS 2.

Measurement period adjustments recorded in both 2018 and 2019 were not material.

The following table summarizes the values of identifiable assets acquired and liabilities assumed in connection with the acquisition of Callidus, as at the acquisition date:

Callidus Acquisition: Recognized Assets and Liabilities

€ millions
Cash and cash equivalents	63
Other financial assets	64
Trade and other receivables	32
Other non-financial assets	11
Property, plant, and equipment	26
Intangible assets	515
Thereof acquired technology	121
Thereof customer relationship and other intangibles	390
Thereof software and database licenses	4
Total identifiable assets	711
Trade and other payables	59
Current and deferred tax liabilities	71
Provisions and other non-financial liabilities	15
Contract liabilities/deferred income	55
Total identifiable liabilities	200
Total identifiable net assets	511
Goodwill	1,493
Total consideration transferred	2,004

The goodwill arising from our acquisitions consists largely of synergies and the know-how and technical skills of the acquired businesses’ workforces.

For the Callidus acquisition, synergies particularly relate to the following areas:

–	Cross-selling opportunities of Callidus products to existing SAP customers across all regions, using SAP’s sales organization
–	Integrating Callidus products into SAP C/4HANA to strengthen SAP’s customer experience suite of solutions
–	Improved profitability in Callidus sales and operations

After the acquisition, we had allocated the Callidus goodwill and intangibles to the newly established Customer Experience segment. For more information about our segments and about the changes in our segment structure after the allocation, see Note (C.1).

Impact of the Business Combination on Our Financial Statements

The amounts of revenue and profit or loss of the Callidus business acquired in 2018 since the acquisition date are included in the consolidated income statements for the reporting period as follows:

Callidus Acquisition: Impact on SAP’s Financials

€ millions	2018	Contribution of
	as Reported	Callidus
 Revenue	24,708	180
 Profit after tax	4,088	-60

Had Callidus been consolidated as at January 1, 2018, our estimated pro forma revenue for the reporting period would have been €24,766 million, and pro forma profit after tax would have been €4,071 million.

These amounts were calculated after applying SAP’s accounting policies and after adjusting the results for Callidus to reflect significant effects from, for example:

–

Additional depreciation and amortization that would have been charged assuming the fair value adjustment to property, plant, and equipment, and to intangible assets had been applied from January 1, 2018

–	The impact of fair value adjustments on contract liabilities/deferred income on a cumulative basis
–	The borrowing costs on the funding levels and debt/equity position of SAP after the business combination
–	Employee benefits, such as share-based compensation
–	Transaction expenses incurred as part of the acquisition

–Related income taxes

These pro forma numbers have been prepared for comparative purposes only. The pro forma revenue and profit numbers are not necessarily indicative either of the results of operations that would have actually occurred had the acquisition been in effect at the beginning of the respective period, or of future results.